PRINCIPAL ACCOUNTING POLICIES (Details 5) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
PRINCIPAL ACCOUNTING POLICIES
Uncertain tax positions	¥ 0	¥ 0	¥ 0
Principal accounting policies
Percentage allocation of annual after-tax profit to statutory common reserve	10.00%
Statutory common reserve as a percentage of registered capital reached	50.00%
Total appropriations to the statutory common reserve fund	¥ 2,447	2,329	2,262
Amount reversed from the statutory common reserve fund	0	0	500
Appropriations to the statutory common welfare fund	0	0	0
Amount reversed from statutory common welfare fund	0	0	250
Net assets not distributable	¥ 521,951	¥ 519,503
Aggregate net assets not distributable as percentage of total consolidated net assets	12.70%	14.90%
Government subsidies recognized	¥ 70,625	¥ 58,345	¥ 44,183
51net | Tech JV
Principal accounting policies
Ownership interest in subsidiary (as a percent)	50.00%